Quarterly Report
March 31, 2025
Massachusetts
Investors Trust
MIT-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 1.8%
Howmet Aerospace, Inc.	886,561	$115,013,559
Alcoholic Beverages – 0.7%
Diageo PLC	1,804,368	$47,070,139
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	82,376	$51,429,189
Brokerage & Asset Managers – 1.9%
CME Group, Inc.	462,263	$122,633,751
Business Services – 2.7%
Fiserv, Inc. (a)	669,718	$147,893,826
TransUnion	329,840	27,373,422
		$175,267,248
Computer Software – 12.3%
Check Point Software Technologies Ltd. (a)	549,423	$125,224,490
Dun & Bradstreet Holdings, Inc.	5,809,290	51,935,053
Microsoft Corp.	1,271,467	477,295,997
Salesforce, Inc.	503,924	135,233,045
		$789,688,585
Computer Software - Systems – 4.6%
Apple, Inc.	1,181,005	$262,336,641
EPAM Systems, Inc. (a)	212,823	35,933,035
		$298,269,676
Construction – 0.9%
Allegion PLC	449,791	$58,679,734
Consumer Products – 4.3%
Colgate-Palmolive Co.	641,715	$60,128,696
Kenvue, Inc.	4,212,413	101,013,664
Procter & Gamble Co.	669,625	114,117,492
		$275,259,852
Electrical Equipment – 5.0%
AMETEK, Inc.	382,731	$65,883,314
Amphenol Corp., “A”	354,696	23,264,511
Emerson Electric Co.	583,770	64,004,543
Hubbell, Inc.	149,815	49,575,282
Johnson Controls International PLC	369,157	29,573,167
TE Connectivity PLC	632,056	89,322,154
		$321,622,971
Electronics – 7.7%
Analog Devices, Inc.	359,098	$72,419,294
ASML Holding N.V.	69,449	45,954,201
Lam Research Corp.	844,588	61,401,548
NVIDIA Corp.	2,257,809	244,701,339
Onto Innovation, Inc. (a)	206,106	25,008,902
Texas Instruments, Inc.	257,576	46,286,407
		$495,771,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.1%
ConocoPhillips	1,297,318	$136,244,336
Energy - Integrated – 1.4%
Exxon Mobil Corp.	757,682	$90,111,120
Food & Beverages – 0.7%
Mondelez International, Inc.	644,295	$43,715,416
Health Maintenance Organizations – 1.7%
Cigna Group	336,910	$110,843,390
Insurance – 4.8%
Aon PLC	289,251	$115,437,182
Chubb Ltd.	317,715	95,946,753
Willis Towers Watson PLC	284,175	96,036,941
		$307,420,876
Interactive Media Services – 6.3%
Alphabet, Inc., “A”	1,750,894	$270,758,248
Meta Platforms, Inc., “A”	230,698	132,965,099
		$403,723,347
Leisure & Toys – 0.2%
Electronic Arts, Inc.	92,893	$13,424,896
Machinery & Tools – 2.3%
Eaton Corp. PLC	353,372	$96,057,111
Wabtec Corp.	292,009	52,955,832
		$149,012,943
Major Banks – 5.2%
Bank of America Corp.	1,867,196	$77,918,089
Goldman Sachs Group, Inc.	163,437	89,283,999
JPMorgan Chase & Co.	683,187	167,585,771
		$334,787,859
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	194,845	$34,095,927
Medical Equipment – 7.2%
Abbott Laboratories	686,158	$91,018,859
Agilent Technologies, Inc.	619,581	72,478,585
Becton, Dickinson and Co.	363,305	83,218,643
Medtronic PLC	1,350,090	121,319,088
STERIS PLC	408,040	92,482,266
		$460,517,441
Other Banks & Diversified Financials – 4.9%
Mastercard, Inc., “A”	244,301	$133,906,264
Visa, Inc., “A”	518,483	181,707,552
		$315,613,816
Pharmaceuticals – 3.4%
Johnson & Johnson	609,386	$101,060,574
Vertex Pharmaceuticals, Inc. (a)	242,204	117,425,343
		$218,485,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.8%
Waste Management, Inc.	215,194	$49,819,563
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	238,283	$16,729,849
Restaurants – 0.7%
Aramark	1,263,096	$43,602,074
Specialty Chemicals – 1.3%
Linde PLC	173,760	$80,909,606
Specialty Stores – 7.6%
Amazon.com, Inc. (a)	1,608,741	$306,079,063
Costco Wholesale Corp.	113,179	107,042,434
Home Depot, Inc.	211,898	77,658,498
		$490,779,995
Telecom - Infrastructure – 1.7%
American Tower Corp., REIT	493,118	$107,302,477
Utilities - Electric Power – 3.7%
Alliant Energy Corp.	870,590	$56,022,466
Southern Co.	676,749	62,227,071
Xcel Energy, Inc.	1,685,214	119,296,299
		$237,545,836
Total Common Stocks		$6,395,393,079
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	32,645,455	$32,648,720

Other Assets, Less Liabilities – 0.0%		676,594
Net Assets – 100.0%		$6,428,718,393
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,648,720 and $6,395,393,079, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,108,985,211	$—	$—	$6,108,985,211
Israel	125,224,490	—	—	125,224,490
France	—	51,429,189	—	51,429,189
United Kingdom	—	47,070,139	—	47,070,139
Netherlands	—	45,954,201	—	45,954,201
Canada	16,729,849	—	—	16,729,849
Investment Companies	32,648,720	—	—	32,648,720
Total	$6,283,588,270	$144,453,529	$—	$6,428,041,799
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$61,181,159	$179,640,914	$208,169,486	$(1,242)	$(2,625)	$32,648,720
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$455,815	$—